Property, Plant and Equipment - Schedule of Reconciliation of the Carrying Value of Property, Plant and Equipment (Details) - ZAR (R) R in Thousands		12 Months Ended
		Feb. 28, 2025	Feb. 29, 2024
Owned assets [Member]
Schedule of Reconciliation of the Carrying Value of Property, Plant and Equipment [Line Items]
Beginning balance		R 1,843,694	R 1,474,388
Acquisition of subsidiary			545
Additions		1,022,371	876,354
Transfer between categories		5,674
Disposals		(8,491)	(5,942)
Depreciation		(537,606)	(529,511)
Translation adjustments		(30,635)	27,860
Ending balance		2,295,007	1,843,694
Right-of-use-assets [Member]
Schedule of Reconciliation of the Carrying Value of Property, Plant and Equipment [Line Items]
Beginning balance		189,100	117,426
Additions		108,525	156,085
Transfer between categories		(5,674)
Disposals		(5,271)	(29,591)
Depreciation		(68,881)	(59,149)
Translation adjustments		(4,591)	4,329
Ending balance		213,208	189,100
Total		2,508,215	2,032,794
Land and Property [Member] | Owned assets [Member] | Reconciliation of the carrying value of property, plant and equipment [Member]
Schedule of Reconciliation of the Carrying Value of Property, Plant and Equipment [Line Items]
Beginning balance	[1]	122,717	121,185
Acquisition of subsidiary	[1]
Additions	[1]	11,578	8,823
Transfer between categories	[1]	322,350
Disposals	[1]	(1,509)
Depreciation	[1]	(9,655)	(7,557)
Translation adjustments	[1]	(435)	266
Ending balance	[1]	445,046	122,717
Land and Property [Member] | Right-of-use-assets [Member] | Reconciliation of the carrying value of property, plant and equipment [Member]
Schedule of Reconciliation of the Carrying Value of Property, Plant and Equipment [Line Items]
Beginning balance	[1]	113,092	83,947
Additions	[1]	24,894	90,523
Transfer between categories	[1]
Disposals	[1]	(3,220)	(21,499)
Depreciation	[1]	(39,806)	(43,622)
Translation adjustments	[1]	(3,386)	3,743
Ending balance	[1]	91,574	113,092
Total	[1]	536,620	235,809
Plant, equipment and vehicles [Member] | Owned assets [Member] | Reconciliation of the carrying value of property, plant and equipment [Member]
Schedule of Reconciliation of the Carrying Value of Property, Plant and Equipment [Line Items]
Beginning balance		34,470	29,476
Acquisition of subsidiary			512
Additions		25,962	14,672
Transfer between categories		5,674
Disposals		(2,100)	(251)
Depreciation		(12,576)	(10,977)
Translation adjustments		(695)	1,038
Ending balance		50,735	34,470
Plant, equipment and vehicles [Member] | Right-of-use-assets [Member] | Reconciliation of the carrying value of property, plant and equipment [Member]
Schedule of Reconciliation of the Carrying Value of Property, Plant and Equipment [Line Items]
Beginning balance		75,895	33,155
Additions		83,629	64,529
Transfer between categories		(5,674)
Disposals		(2,051)	(8,092)
Depreciation		(29,018)	(14,282)
Translation adjustments		(1,204)	585
Ending balance		121,577	75,895
Total		172,312	110,365
IT equipment [Member] | Owned assets [Member] | Reconciliation of the carrying value of property, plant and equipment [Member]
Schedule of Reconciliation of the Carrying Value of Property, Plant and Equipment [Line Items]
Beginning balance		41,337	64,171
Acquisition of subsidiary			33
Additions		37,336	13,123
Transfer between categories
Disposals		(1,257)	(2,147)
Depreciation		(30,615)	(35,441)
Translation adjustments		(1,279)	1,598
Ending balance		45,522	41,337
IT equipment [Member] | Right-of-use-assets [Member] | Reconciliation of the carrying value of property, plant and equipment [Member]
Schedule of Reconciliation of the Carrying Value of Property, Plant and Equipment [Line Items]
Beginning balance		113	324
Additions		2	1,033
Transfer between categories
Disposals
Depreciation		(57)	(1,245)
Translation adjustments		(1)	1
Ending balance		57	113
Total		45,579	41,450
Capitalized telematics devices – Work-in- Progress [Member] | Owned assets [Member] | Reconciliation of the carrying value of property, plant and equipment [Member]
Schedule of Reconciliation of the Carrying Value of Property, Plant and Equipment [Line Items]
Beginning balance		130,511	202,425
Acquisition of subsidiary
Additions		207,584	153,425
Transfer between categories		(185,842)	(225,339)
Disposals
Depreciation
Translation adjustments
Ending balance		152,253	130,511
Capitalized telematics devices – Work-in- Progress [Member] | Right-of-use-assets [Member] | Reconciliation of the carrying value of property, plant and equipment [Member]
Schedule of Reconciliation of the Carrying Value of Property, Plant and Equipment [Line Items]
Beginning balance
Additions
Transfer between categories
Disposals
Depreciation
Translation adjustments
Ending balance
Total		152,253	130,511
Capitalized telematics devices – Uninstalled [Member] | Owned assets [Member] | Reconciliation of the carrying value of property, plant and equipment [Member]
Schedule of Reconciliation of the Carrying Value of Property, Plant and Equipment [Line Items]
Beginning balance		215,539	104,951
Acquisition of subsidiary
Additions		325,248	208,683
Transfer between categories		(273,443)	(101,722)
Disposals
Depreciation
Translation adjustments		(7,984)	3,627
Ending balance		259,360	215,539
Capitalized telematics devices – Uninstalled [Member] | Right-of-use-assets [Member] | Reconciliation of the carrying value of property, plant and equipment [Member]
Schedule of Reconciliation of the Carrying Value of Property, Plant and Equipment [Line Items]
Beginning balance
Additions
Transfer between categories
Disposals
Depreciation
Translation adjustments
Ending balance
Total		259,360	215,539
Capitalized telematics devices - Installed [Member] | Owned assets [Member] | Reconciliation of the carrying value of property, plant and equipment [Member]
Schedule of Reconciliation of the Carrying Value of Property, Plant and Equipment [Line Items]
Beginning balance		1,032,250	875,661
Acquisition of subsidiary
Additions		359,183	287,277
Transfer between categories		459,285	327,061
Disposals		(3,625)	(3,544)
Depreciation		(484,760)	(475,536)
Translation adjustments		(20,242)	21,331
Ending balance		1,342,091	1,032,250
Capitalized telematics devices - Installed [Member] | Right-of-use-assets [Member] | Reconciliation of the carrying value of property, plant and equipment [Member]
Schedule of Reconciliation of the Carrying Value of Property, Plant and Equipment [Line Items]
Beginning balance
Additions
Transfer between categories
Disposals
Depreciation
Translation adjustments
Ending balance
Total		1,342,091	1,032,250
Construction in progress [member] | Owned assets [Member] | Reconciliation of the carrying value of property, plant and equipment [Member]
Schedule of Reconciliation of the Carrying Value of Property, Plant and Equipment [Line Items]
Beginning balance	[1]	266,870	76,519
Acquisition of subsidiary	[1]
Additions	[1]	55,480	190,351
Transfer between categories	[1]	(322,350)
Disposals	[1]
Depreciation	[1]
Translation adjustments	[1]
Ending balance	[1]		266,870
Construction in progress [member] | Right-of-use-assets [Member] | Reconciliation of the carrying value of property, plant and equipment [Member]
Schedule of Reconciliation of the Carrying Value of Property, Plant and Equipment [Line Items]
Beginning balance	[1]
Additions	[1]
Transfer between categories	[1]
Disposals	[1]
Depreciation	[1]
Translation adjustments	[1]
Ending balance	[1]
Total	[1]		R 266,870

[1]	Certain freehold land and building of the Group with a carrying amount of ZAR 429.2 million (February 29, 2024: ZAR 376.9 million) were mortgaged to a bank as security for mortgaged loan (Note 15). The freehold land and building are for the new South African central office located at Rosebank, Johannesburg.